Note 9 - Fixed Assets (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finance Lease, Right-of-Use Asset, before Accumulated Amortization	$ 26,429	$ 24,198
Finance Lease, Right-of-Use Asset, after Accumulated Amortization, Total	$ 9,375	$ 11,416